Recoverable Taxes (Tables) - Boa Vista Servicos S A [member]	7 Months Ended
Aug. 07, 2023
Recoverable Taxes [Line Items]
Summary of Income Tax and Social Contribution
(a) Current tax assets - Income tax and social contribution

	August 7,	December 31,
	2023	2022
Income tax recoverable	44,911	38,936
Social contribution recoverable	13,443	16,600

Total	58,354	55,536

Current	58,354	55,536
Non-current	—	—

Summary of Other Tax Assets
(b) Other tax assets

	August 7,	December 31,
	2023	2022
Social integration program (i)	284	272
Withholding tax	18,912	14,931
Other	367	1,144

Total	19,563	16,347

Current	19,310	15,936
Non-current	253	411

(i)	Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS).